Critical accounting estimates and judgments	6 Months Ended
Jun. 30, 2023
Critical accounting estimates and judgments
Critical accounting estimates and judgments

3. Critical accounting estimates and judgments

The judgments, estimates, assumptions and risks discussed here reflect updates from the 2022 Annual Financial Statements. For judgments, estimates, assumptions and risks related to other areas not discussed in these condensed interim consolidated financial statements, please refer to Note 4 of the 2022 Annual Financial Statements.

Accounting for the acquisition of Maverix Metals Inc.

Management determined that the Company’s acquisition of Maverix Metals Inc. (“Maverix”) (Note 4), which owned a portfolio of stream, royalty and other interests, did not meet the definition of a business combination under IFRS 3 – Business Combinations. The acquisition included amounts receivable, mineral interests, financial assets, loans receivable and liabilities. Streams and royalties are standard contractual entitlements and Triple Flag can continue to utilize its existing processes to manage royalty receipts. Accordingly, the acquisition was accounted for as the purchase of individual assets and liabilities in accordance with relevant IFRS standards (IAS 16 – Property, Plant and Equipment, IFRS 9 – Financial Instruments, IAS 37 – Provisions, Contingent Liabilities and Contingent Assets). The identifiable assets and liabilities acquired were measured at their relative fair values at the date of acquisition. The determination of the relative fair values required management to make assumptions and estimates on the future production profiles, metal prices, discount rates, and exchange rates.

Impairment

As at June 30, 2023, the Company did not identify any indicators of impairment or reversal of impairment for any of its mineral interests and as a result, no impairment test was performed for the three and six months ended June 30, 2023.